Revenues and geographic information - Top 20 (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 45,440	$ 42,206	$ 42,781
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	34,935	32,137	32,664
Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	10,505	10,069	10,117
Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	31,822	26,257	23,519
Promoted Brands [member] | Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,391	4,756	3,561
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,035	4,644	3,548
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,035	4,644	3,548
Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,798	7,287	7,206
Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,980	4,788	4,718
Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,463	1,365	1,428
Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,355	1,133	1,059
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,980	4,788	4,718
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,463	1,365	1,428
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,355	1,133	1,059
Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,043	3,038	2,220
Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,171	1,092	372
Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,214	1,370	1,351
Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,171	1,092
Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,214	1,370	1,351
Promoted Brands [member] | Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	13,590	11,176	10,532
Promoted Brands [member] | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,269	2,088	2,016
Promoted Brands [member] | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,080	1,231	937
Promoted Brands [member] | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,922	1,770	1,693
Promoted Brands [member] | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,848	1,923	2,060
Promoted Brands [member] | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,720	1,561	1,595
Promoted Brands [member] | Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	980	271
Promoted Brands [member] | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	605	471	475
Promoted Brands [member] | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	508	536	587
Promoted Brands [member] | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	390	474	577
Promoted Brands [member] | Oncology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	195	194	164
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,269	2,088	2,016
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,080	1,231	937
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,922	1,770	1,693
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,848	1,923	2,060
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,720	1,561	1,595
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	980
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	605
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		536	587
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	13,618	15,949	19,262
Established Brands [member] | Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,475	1,874	2,160
Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,314	1,238	1,413
Established Brands [member] | Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	925	2,013	2,787
Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	713	743	901
Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	692	859	1,092
Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	613	652	773
Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	561	745	1,024
Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	408	512	938
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,475	1,874	2,160
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,314	1,238	1,413
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	925	2,013	2,787
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	713	743	901
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	692	859	1,092
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	613	652	773
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	561	745	1,024
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		512	938
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			584
US
Disclosure of operating segments [line items]
Net sales from continuing operations	17,959	15,935	14,923
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	14,952	12,753	11,688
US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,007	3,182	3,235
US | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,067	2,354	1,712
US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,636	2,770	2,883
US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	686	570	501
US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,528	921
US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	372	434	469
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,205	1,083	947
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,032	472	339
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	791	678	606
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	884	877	882
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	921
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	427
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		196	230
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	829	800	843
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	359	1,153	1,427
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	13	14	14
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	52	55	51
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	150	205	263
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		171	521
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	27,481	26,271	27,858
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	19,983	19,384	20,976
Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,498	6,887	6,882
Rest of the world [member] | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,968	2,290	1,836
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,344	2,018	1,835
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,463	1,365	1,428
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	669	563	558
Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	643	171
Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	842	936	882
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,064	1,005	1,069
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,048	759	598
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,131	1,092	1,087
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	964	1,046	1,178
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,720	1,561	1,595
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	59
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	178
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		340	357
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,475	1,874	2,160
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	485	438	570
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	566	860	1,360
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	700	729	887
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	692	859	1,092
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	561	597	722
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 411	540	761
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		$ 341	417
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			$ 584